March 5, 1997



Attn:  Filing Desk
450 Fifth Street, N.W.
Washington, DC 20549


                    Re:  Brandes Investment Trust
                         (formerly Brandes International Fund)
                         File Nos.      33-81396
                                        811-8614


Dear Sir or Madam:

         Please be advised that the 497 filing, filed on February 28, 1997, was filed in error and should be disregarded.

         If  you  have  any  questions  about  this  filing,   please  call  the
undersigned at (602) 952-1100.


                              Very truly yours,




                              Richard D. Burritt